UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------


Form 13F File Number: 28- 11248
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Tom Sullivan
                     ---------------------------------------
Title:               CFO
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:

 /s/ Tom Sullivan                    New Canaan, Connecticut      5/13/05
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    -0-
                                               ----------------

Form 13F Information Table Entry Total:               38
                                               ----------------

Form 13F Information Table Value Total:           $1,016,142
                                               ----------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

IMPALA ASSET MANAGEMENT LLC
134 MAIN STREET
NEW CANAAN, CT 06840
TOM SULLIVAN, CFO

203-972-4155

FORM 13F FOR THE PERIOD ENDED MARCH 31, 2005

                                                                                                  Investment    Other      Voting
Security                                 Title of Class     CUSIP      MKT (000's)      Shares    Discretion   Managers   Authority

AMR CORP USD1 COM                        COM              001765106         74,723     6,983,500      Y            N        SOLE
ARMOR HLDGS INC     COM                  COM              042260109          6,873       185,300      Y            N        SOLE
BURLINGTON NORTHN   SANTA FE CORP COM    COM              12189T104         41,526       770,000      Y            N        SOLE
CATERPILLAR INC     COM                  COM              149123101         73,152       800,000      Y            N        SOLE
CDN PAC RLWAY                            COM              13645T100         13,327       370,500      Y            N        SOLE
CENTURY ALUMINUM CO                      COM              156431108         27,942       923,400      Y            N        SOLE
CLEVELAND CLIFFS INCCOM                  COM              185896107         51,009       700,000      Y            N        SOLE
ALE DO RIO DOCE ADR                      SPONSORED ADR    204412209         17,860       565,000      Y            N        SOLE
DOW CHEM USD2.5                          COM              260543103         28,763       577,000      Y            N        SOLE
EASTMAN CHEM CO     COM                  COM              277432100         25,075       425,000      Y            N        SOLE
ENERGY CONVERSION   DEVICES INC COM      COM              292659109          2,841       125,000      Y            N        SOLE
FEDEX CORPORATION   COM STK              COM              31428X106            432         4,600      Y            N        SOLE
GATX CORP COM                            COM              361448103          9,957       300,000      Y            N        SOLE
GEORGIA PACIFIC     CORP COM             COM              373298108         24,666       695,000      Y            N        SOLE
GERDAU AMERISTEEL   CORP                 COM              37373P105          2,086       344,800      Y            N        SOLE
GOODYEAR TIRE                            COM              382550101         77,004     5,768,100      Y            N        SOLE
HOVNANIAN           ENTERPRISES INC COM  CL A             442487203         17,411       341,400      Y            N        SOLE
HUB GROUP INC       CL A                 CL A             443320106         10,027       160,000      Y            N        SOLE
KB HOME                                  COM              48666K109         23,492       200,000      Y            N        SOLE
LENNAR CORP COM     CLASS  A             CL A             526057104         36,893       650,900      Y            N        SOLE
LYONDELL            PETROCHEMICAL CO     COM              552078107          8,376       300,000      Y            N        SOLE
MECHEL STEEL GRP                         SPONSORED ADR    583840103          4,243       158,500      Y            N        SOLE
MASCO CORP COM                           COM              574599106         17,162       495,000      Y            N        SOLE
NAVISTAR INTL CORP  NEW                  COM              63934E108         32,975       905,900      Y            N        SOLE
NORFOLK SOUTHN CORP COM                  COM              655844108         30,307       818,000      Y            N        SOLE
NOVA CHEMICALS CORP COM USD              COM              66977W109          4,029        93,800      Y            N        SOLE
OCCIDENTAL PETE COM                      COM              674599105         92,521     1,300,000      Y            N        SOLE
OSHKOSH TRUCK CORP  CL B                 COM              688239201          4,149        50,600      Y            N        SOLE
PARKER HANN COM                          COM              701094104         14,852       243,800      Y            N        SOLE
PHELPS DODGE CORP   COM                  COM              717265102        113,653     1,117,200      Y            N        SOLE
RYDER SYSTEM INC                         COM              783549108          4,379       105,000      Y            N        SOLE
SMITH INTL INC                           COM              832110100         18,819       300,000      Y            N        SOLE
SWIFT TRANSN CO INC COM                  COM              870756103          7,528       340,000      Y            N        SOLE
TEMPUR-PEDIC INTL                        COM              88023U101          4,012       215,000      Y            N        SOLE
UNITED STATES STEEL CORP                 COM              912909108         17,798       350,000      Y            N        SOLE
WALTER INDS INC COM                      COM              93317Q105         15,956       375,000      Y            N        SOLE
WELLMAN INC         COM                  COM              949702104         13,504       933,900      Y            N        SOLE
YELLOW ROADWAY CORP                      COM              985577105         46,820       799,800      Y            N        SOLE
                                                                      -------------
                                                                         1,016,142
                                                                      =============